Stock-Based Compensation (Details) (USD $)	9 Months Ended	12 Months Ended
	Mar. 31, 2014	Jun. 30, 2013
Number of Options
Outstanding	1,508,334	0
Granted	2,680,000	1,508,334
Outstanding	4,188,334	1,508,334
Exercisable	1,174,190	1,035,649
Weighted Average Exercise Price
Outstanding	$ 4.50	$ 0
Granted	$ 3.12	$ 4.50
Outstanding	$ 3.62	$ 4.50
Exercisable	$ 4.50	$ 4.50
Weighted Average Remaining Contractual Life
Outstanding	4 years 7 months 6 days	4 years 7 months 6 days
Exercisable	3 years 10 months 24 days	4 years 7 months 6 days